Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 12 – Commitments and Contingencies

Rental Agreements

During the three months ended March 31, 2014, the Company rented office and warehouse space on a monthly basis under written rental agreements. The terms of these agreements range from several months to five years.

For the three months ended March 31, 2014, rent expense was $182,386.

Future minimum lease payments due are as follows:

Year Ended December 31,
2014	$652,670
2015	645,687
2016	650,652
2017	564,251
2018	73,097
Total minimum lease payments	$2,586,357

Litigation

The Company may be party to legal proceedings in the ordinary course of business.  The Company believes that the nature of these proceedings (collection actions, etc.) are typical for a Company of our size and scope of operations.  Currently, there are no pending legal proceedings.  However, the Company is aware of two matters that involve potential claims against the Company that it is at least reasonably possible that a claim may be asserted.  In the first matter, the Company had retained an entity to assist in the raising of capital. The Company believes that the entity has violated the terms of our contract.  The estimated range involved in this dispute is from $0 to $100,000.  In the second matter, the Company had a contract with an entity to provide project management services.  The entity has billed for amounts above their contract amount for services that the Company believes were included in the scope of work of their contract.  The estimated range involved in this dispute is from $0 to $129,000.  Management believes both of these possible claims are without merit and intends to vigorously defend themselves should a formal claim be made.

Environmental Matters

We are subject to federal, state, and local laws, regulations and ordinances relating to the protection of the environment, including those governing discharges to air and water, handling and disposal practices for solid and hazardous wastes, and occupational health and safety.  It is management’s opinion that the Company is not currently exposed to significant environmental remediation liabilities or asset retirement obligations as of March 31, 2014.  However, if a release of hazardous substances occur, or is found on one of our properties from prior activity, we may be subject to liability arising out of such conditions and the amount of such liability could be material.

NOTE 14 – Commitments and Contingencies

Rental Agreements

During the years ended December 31, 2013 and 2012, the Company rented office and warehouse space on a monthly basis under a written rental agreements. The terms of these agreements range from several months to five years.

For the years ended December 31, 2013 and 2012, rent expense was $516,952 and $44,100, respectively.

Future minimum lease payments due are as follows:

Year Ended December 31,
2014	$652,670
2015	645,687
2016	650,652
2017	564,251
2018	73,097
Total minimum lease payments	$2,586,357

Litigation

The Company may be party to legal proceedings in the ordinary course of business.  The Company believes that the nature of these proceedings (collection actions, etc.) are typical for a Company of our size and scope of operations.  Currently, there are no pending legal proceedings.  However, the Company is aware of two matters that involve potential claims against the Company that it is at least reasonably possible that a claim may be asserted.  In the first matter, the Company had retained an entity to assist in the raising of capital. The Company believes that the entity has violated the terms of our contract.  The estimated range involved in this dispute is from $0 to $100,000.  In the second matter, the Company had a contract with an entity to provide project management services.  The entity has billed for amounts above their contract amount for services that the Company believes were included in the scope of work of their contract.  The estimated range involved in this dispute is from $0 to $129,000.  Management believes both of these possible claims are without merit and intends to vigorously defend themselves should a formal claim be made.

Environmental Matters

We are subject to federal, state, and local laws, regulations and ordinances relating to the protection of the environment, including those governing discharges to air and water, handling and disposal practices for solid and hazardous wastes, and occupational health and safety.  It is management’s opinion that the Company is not currently exposed to significant environmental remediation liabilities or asset retirement obligations as of December 31, 2013 and 2012.  However, if a release of hazardous substances occur, or is found on one of our properties from prior activity, we may be subject to liability arising out of such conditions and the amount of such liability could be material.